Leases - Future Lease Payments (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Operating Leases
2023	$ 14.6
2024	15.7
2025	11.3
2026	9.5
2027	5.7
Thereafter	37.4
Total	94.2
Finance Leases
2023	1.1
2024	0.6
2025	0.5
2026	0.3
2027	0.0
Thereafter	0.0
Total	2.5
Total
2023	15.7
2024	16.3
2025	11.8
2026	9.8
2027	5.7
Thereafter	37.4
Total	96.7
Less: imputed interest	18.5
Total lease liabilities	$ 78.2	$ 64.0